Trade Payables - Summary of Trade Payables Invoices Included in the Supplier Payment Program (Detail) - Financial liabilities that are part of supplier finance arrangements [member] - SEK (kr)
kr in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Opening balance	kr 8,210	kr 8,255
New invoices	26,319	24,984
Payments to bank	(24,369)	(25,615)
Translation difference	(523)	586
Closing balance	kr 9,637	kr 8,210